Consolidated Statements of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 66,031	$ 67,356	$ 71,028
Interest and dividends on securities:
Taxable securities	5,437	7,927	9,069
Exempt from Federal income taxes	420	453	483
Interest on loans held for sale	237	237	276
Interest on Federal funds sold	97	78	82
Interest and dividends on restricted equity securities	128	129	155
Total interest income	72,350	76,180	81,093
Interest expense:
Interest on negotiable order of withdrawal accounts	2,176	2,554	2,428
Interest on money market accounts and other savings accounts	2,966	3,167	3,455
Interest on certificates of deposit and individual retirement accounts	12,693	18,256	24,390
Interest on securities sold under repurchase agreements	53	70	105
Interest on advances from Federal Home Loan Bank			416
Interest on Federal funds purchased	2	5	1
Total interest expense	17,890	24,052	30,795
Net interest income before provision for loan losses	54,460	52,128	50,298
Provision for loan losses	(8,678)	(14,834)	(7,828)
Net interest income after provision for loan losses	45,782	37,294	42,470
Non-interest income	14,476	14,266	13,981
Non-interest expense	(43,663)	(36,705)	(37,704)
Earnings before income taxes	16,595	14,855	18,747
Income taxes	6,545	5,828	7,180
Net earnings	$ 10,050	$ 9,027	$ 11,567
Basic earnings per common share	$ 1.38	$ 1.25	$ 1.63
Diluted earnings per common share	$ 1.38	$ 1.25	$ 1.63
Weighted average common shares outstanding:
Basic	7,280,907	7,198,711	7,101,084
Diluted	7,288,122	7,206,964	7,112,316